Schedule of f inancial instruments carried at fair value (Details) (EUR €) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Total Financial Instruments	€ 2,550
Total long-term portion	2,092	3,439
Total Financial Instruments [Member]
Total Financial Instruments	2,092	3,439
Placement Agent Warrants [Member]
Total Financial Instruments	148	289
Investor warrants [Member]
Total Financial Instruments	€ 1,943	€ 3,150